Condensed Consolidated Balance Sheets R$ in Thousands, € in Millions		Jun. 30, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Current assets
Cash and cash equivalents		R$ 5,096,102	R$ 6,862,684	R$ 7,563,251
Short-term investments		41,845	21,447	116,532
Trade accounts receivable, less allowance for doubtful accounts		7,097,235	7,367,442	7,891,078
Other taxes		968,370	1,081,587	978,247
Recoverable income taxes		853,251	1,123,510	1,542,169
Judicial Deposits		1,508,271	1,023,348	977,550
Inventories		259,246	253,624	355,002
Prepaid expenses		1,478,517	307,162	293,689
Pension plan assets		2,712	1,080	6,539
Held-for-sale assets		5,082,076	4,675,216	5,403,903
Other assets		868,564	780,627	1,083,768
Total current assets		23,256,189	23,497,727	26,211,728
Non-current assets
Long-term investments		61,276	114,839	169,473
Other taxes		676,962	627,558	738,825
Judicial Deposits		7,952,156	8,289,762	8,387,974
Investments		125,247	136,510	135,652
Property, plant and equipment, net		27,248,074	27,083,454	26,079,832
Intangible assets		8,646,568	9,254,839	10,511,059
Pension plan assets		1,778,823	1,699,392	1,635,322
Other assets		278,722	282,687	176,989
Total non-current assets		46,767,828	47,489,041	47,835,126
Total assets		70,024,017	70,986,768	74,046,854
Current liabilities
Trade payables		4,141,780	5,170,970	4,115,632
Loans and financing		298,816	54,251	54,915
Payroll, related taxes and benefits		702,306	924,560	668,498
Income taxes payable		142,340	567,129	472,959
Other taxes		998,461	1,443,662	1,814,335
Tax financing program		236,507	278,277	105,514
Dividends and interest on capital		6,197	6,222	6,442
Liability for pensions benefits		92,884
Unearned revenues		266,661	139,012	148,504
Advances from customers		539,638	402,774	878,548
Licenses and concessions payable		57,044	20,306	106,677
Liabilities associated to held-for-sale assets		274,299	354,127	544,865
Other payables		438,509	469,214	527,144
Total current liabilities		8,195,442	9,830,504	9,444,033
Non-current liabilities
Trade payables		3,321,166
Loans and financing		8,738,925
Other taxes		893,473	867,664	1,073,380
Deferred taxes liabilities		599,735	497,375	676,005
Tax financing program		487,889	610,500	654,942
Provision for contingencies		1,303,821	1,368,435	1,129,074
Liability for pensions benefits		571,129	72,374
Unearned revenues		1,727,469	1,633,816	1,724,428
Advances from customers		9,588	67,143	67,773
Licenses and concessions payable			604	4,073
Other payables		776,123	583,186	876,316
Total non-current liabilities		18,429,318	5,701,097	6,205,991
Prepetition liabilities subject to compromise	[1]	36,482,061	65,139,228	63,746,124
Total liabilities		63,106,821	80,670,829	79,396,148
Shareholders' deficit
Preferred shares, no par value		4,094,909	4,094,909	4,094,909
Common shares, no par value		17,343,465	17,343,465	17,343,465
Total Share Capital		21,438,374	21,438,374	21,438,374
Share issuance costs		(444,943)	(444,943)	(444,943)
Capital reserves		17,762,545	17,762,545	17,762,545
Treasury shares		(5,531,092)	(5,531,092)	(5,531,092)
Other comprehensive loss		(1,217,050)	(1,175,521)	(1,074,812)
Accumulated Losses		(25,369,770)	(42,026,880)	(38,290,362)
Total deficit attributable to the Company and subsidiaries		6,638,064	(9,977,517)	(6,140,290)
Non-controlling interest		279,132	293,456	790,996
Total deficit		6,917,196	(9,684,061)	(5,349,294)
Total liabilities and shareholders' deficit		R$ 70,024,017	R$ 70,986,768	R$ 74,046,854

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.